Capital management	12 Months Ended
Dec. 31, 2023
Capital management
Capital management

20 Capital management

The Group's objectives when managing capital are to safeguard the Company's ability to continue as a going concern and finance all necessary sustainable developments, so that it can continue to provide returns for shareholders and benefits for other stakeholders. In particular, care is taken and an optimal capital structure is strived to reduce the cost of capital. With the IPO in

November 2019, follow-on public offering of July 2020, shares and warrant issuance and aggregate debt financing in February 2022, and the closing of the Convertible Loan Agreement on October 2023, the Group is focused on achieving a healthy capital base to increase the confidence of investors and the capital market.

The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the risk characteristics of its activities. To maintain or adjust the capital structure, the Group may adjust the return to shareholders, issue new shares, or pay additional interests to reduce debt.

The Company monitors covenants stated in its loan facility agreements to be compliance with to take early mitigating actions in case the Company breach any of these.